Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions
Related party transactions
21	Related party transactions
(a)	Related party transactions

During the year ended December 31, 2021, the Company recorded consulting fees of $200 (2020 - $200) to companies related by common directors or officers. Related party transactions occurred in the normal course of business.

(b)  Compensation of directors and key management personnel

The remuneration of the Company’s directors, officers and other key management personnel during the years ended December 31, 2021 and 2020 are as follows:

	2021	2020
	$	$
Salaries, Cash Bonuses, Severance and Directors Fees	2,626	2,289
Share-based payments[1]	1,373	496
	3,999	2,785

[1] calculated at fair value on day of the grant